Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021	Feb. 01, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance

The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income, and net sales performance results for our fiscal 2023, 2022, 2021, and 2020:

Year(1)	Summary Compensation Table Total for First PEO ($)	Summary Compensation Table Total for Second PEO ($)	Compensation Actually Paid to First PEO(2)(3)($) ($)	Compensation Actually Paid to Second PEO(2)(3)($) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officer(2)(3)($) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)(6) ($)	Net Sales(6)(7) ($)
							Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)
2023	8,962,889	—	9,769,583(8)	—	5,882,538	6,168,329(8)	75.08	174.14	317	16,586
2022	9,034,094	4,427,865	(57,026,989)(9)	4,710,588(9)	3,420,060	(3,655,769)(9)	82.19	123.99	(19)	17,161
2021	12,924,834	—	34,227,502(10)	—	4,016,239	8,475,219(10)	148.59	149.72	938	18,471
2020	12,855,375	—	31,770,487(11)	—	3,836,246	7,644,846(11)	106.88	141.39	(163)	15,031

(1)
NEOs included in the above compensation columns reflect the following:

Year	PEO #1	PEO #2	Non-PEOs
2023	Mr. Kingsbury	N/A	Ms. Timm, Mr. Hand, Mr. Jones, Ms. Kent, Mr. Alves
2022	Ms. Gass	Mr. Kingsbury	Ms. Timm, Mr. Chini, Ms. Mc Feeney, Ms. Raymond, Mr. Gaffney, Mr. Revelle
2021	Ms. Gass	N/A	Ms. Timm, Mr. Howe, Mr. Revelle, Mr. Gaffney
2020	Ms. Gass	N/A	Ms. Timm, Mr. Howe, Mr. Revelle, Mr. Kelroy

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Actually Paid” columns was determined by reference to (1) for restricted stock awards and units, closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, (2) for performance share units the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) multiplied times the probability of achievement as of each such date.

(3)
For the portion of “Actually Paid” compensation that is based on year-end stock prices, the following per share prices were used:

2023	2022	2021	2020	2019
$26.40	$31.49	$60.16	$44.06	$42.75

(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the applicable measurement period (assuming dividend reinvestment) and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Cumulative TSR for each fiscal year assumes an investment of $100 at the beginning of the applicable measurement period.
(5)
Peer group TSR reflects the Company’s 2023 peer group which is the S&P 500 Consumer Discretionary Distribution & Retailing Index (formerly known as the S&P 500 Retailing Index) as reflected in our 2023 Annual Report on Form the 10-K pursuant to Item 201(e) of Regulation S-K. The chart assumes an investment of $100 on February 1, 2020 and reinvestment of dividends. The calculations exclude trading commissions and taxes.

(6)
Dollars in Millions

(7)
Net Sales is the financial measure that the Company believes to be the most important measure (that is not otherwise required to be disclosed in the table) it used in the most recent fiscal year to determine compensation.

(8)
2023 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2023 Compensation “Actually Paid”	First PEO ($)	Average Non-PEO ($)
Total Reported in 2023 Summary Compensation Table (SCT)	8,962,889	5,882,538
Less, Value of Stock Awards Reported in SCT	(4,699,989)	(3,194,999)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	5,938,380	3,248,521
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	(67,486)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	399,648
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(431,697)	(99,893)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	806,694	285,791
Actual Compensation Actually Paid for Fiscal Year 2023	9,769,583	6,168,329

(9)
2022 compensation “Actually Paid” to the first PEO, second PEO, and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2022 Compensation “Actually Paid”	First PEO ($)	Second PEO ($)	Average Non-PEO ($)
Total Reported in 2022 Summary Compensation Table (SCT)	9,034,094	4,427,865	3,420,060
Less, Value of Stock Awards Reported in SCT	(7,549,993)	(3,920,000)	(1,891,344)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	—	4,226,216	972,774
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	—	(2,905,529)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	67,135
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	143,079	(23,493)	(389,692)(a)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	(58,654,169)	—	(2,929,173)(a)
Total Adjustments	(66,061,083)	282,723	(7,075,829)
Actual Compensation Actually Paid for Fiscal Year 2022	(57,026,989)	4,710,588	(3,655,769)

(a)
In the 2023 Proxy, a Non-PEO stock award was incorrectly classified as a Prior Year award that Vested in Fiscal 2022 instead of a Prior Year award that failed to vest in Fiscal 2022. This classification has been corrected in the Average Non-PEO column and restated in the footnotes shown here. There is no impact to total adjustments or Compensation Actually Paid for Fiscal Year 2022.

(10)
2021 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2021 Compensation “Actually Paid”	First PEO ($)	Average Non-PEO ($)
Total Reported in 2021 Summary Compensation Table (SCT)	12,924,834	4,016,239
Less, Value of Stock Awards Reported in SCT	(7,250,011)	(1,375,046)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	14,444,589	2,739,579
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	12,179,438	2,675,545
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	1,928,652	418,902
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	21,302,668	4,458,980
Actual Compensation Actually Paid for Fiscal Year 2021	34,227,502	8,475,219

(11)
2020 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2020 Compensation “Actually Paid”	First PEO ($)	Average Non-PEO ($)
Total Reported in 2020 Summary Compensation Table (SCT)	12,855,375	3,836,246
Less, Value of Stock Awards Reported in SCT	(8,853,685)	(1,962,007)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	35,993,323	7,091,195
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	(6,205,629)	(782,823)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(2,018,897)	(537,765)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	18,915,112	3,808,600
Actual Compensation Actually Paid for Fiscal Year 2020	31,770,487	7,644,846

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
(1)
NEOs included in the above compensation columns reflect the following:

Year	PEO #1	PEO #2	Non-PEOs
2023	Mr. Kingsbury	N/A	Ms. Timm, Mr. Hand, Mr. Jones, Ms. Kent, Mr. Alves
2022	Ms. Gass	Mr. Kingsbury	Ms. Timm, Mr. Chini, Ms. Mc Feeney, Ms. Raymond, Mr. Gaffney, Mr. Revelle
2021	Ms. Gass	N/A	Ms. Timm, Mr. Howe, Mr. Revelle, Mr. Gaffney
2020	Ms. Gass	N/A	Ms. Timm, Mr. Howe, Mr. Revelle, Mr. Kelroy

Peer Group Issuers, Footnote
(5)
Peer group TSR reflects the Company’s 2023 peer group which is the S&P 500 Consumer Discretionary Distribution & Retailing Index (formerly known as the S&P 500 Retailing Index) as reflected in our 2023 Annual Report on Form the 10-K pursuant to Item 201(e) of Regulation S-K. The chart assumes an investment of $100 on February 1, 2020 and reinvestment of dividends. The calculations exclude trading commissions and taxes.

Adjustment To PEO Compensation, Footnote
(8)
2023 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2023 Compensation “Actually Paid”	First PEO ($)	Average Non-PEO ($)
Total Reported in 2023 Summary Compensation Table (SCT)	8,962,889	5,882,538
Less, Value of Stock Awards Reported in SCT	(4,699,989)	(3,194,999)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	5,938,380	3,248,521
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	(67,486)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	399,648
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(431,697)	(99,893)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	806,694	285,791
Actual Compensation Actually Paid for Fiscal Year 2023	9,769,583	6,168,329

(9)
2022 compensation “Actually Paid” to the first PEO, second PEO, and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2022 Compensation “Actually Paid”	First PEO ($)	Second PEO ($)	Average Non-PEO ($)
Total Reported in 2022 Summary Compensation Table (SCT)	9,034,094	4,427,865	3,420,060
Less, Value of Stock Awards Reported in SCT	(7,549,993)	(3,920,000)	(1,891,344)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	—	4,226,216	972,774
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	—	(2,905,529)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	67,135
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	143,079	(23,493)	(389,692)(a)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	(58,654,169)	—	(2,929,173)(a)
Total Adjustments	(66,061,083)	282,723	(7,075,829)
Actual Compensation Actually Paid for Fiscal Year 2022	(57,026,989)	4,710,588	(3,655,769)

(a)
In the 2023 Proxy, a Non-PEO stock award was incorrectly classified as a Prior Year award that Vested in Fiscal 2022 instead of a Prior Year award that failed to vest in Fiscal 2022. This classification has been corrected in the Average Non-PEO column and restated in the footnotes shown here. There is no impact to total adjustments or Compensation Actually Paid for Fiscal Year 2022.

(10)
2021 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2021 Compensation “Actually Paid”	First PEO ($)	Average Non-PEO ($)
Total Reported in 2021 Summary Compensation Table (SCT)	12,924,834	4,016,239
Less, Value of Stock Awards Reported in SCT	(7,250,011)	(1,375,046)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	14,444,589	2,739,579
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	12,179,438	2,675,545
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	1,928,652	418,902
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	21,302,668	4,458,980
Actual Compensation Actually Paid for Fiscal Year 2021	34,227,502	8,475,219

(11)
2020 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2020 Compensation “Actually Paid”	First PEO ($)	Average Non-PEO ($)
Total Reported in 2020 Summary Compensation Table (SCT)	12,855,375	3,836,246
Less, Value of Stock Awards Reported in SCT	(8,853,685)	(1,962,007)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	35,993,323	7,091,195
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	(6,205,629)	(782,823)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(2,018,897)	(537,765)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	18,915,112	3,808,600
Actual Compensation Actually Paid for Fiscal Year 2020	31,770,487	7,644,846

Non-PEO NEO Average Total Compensation Amount	$ 5,882,538	$ 3,420,060	$ 4,016,239	$ 3,836,246
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,168,329	(3,655,769)	8,475,219	7,644,846
Adjustment to Non-PEO NEO Compensation Footnote
(8)
2023 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2023 Compensation “Actually Paid”	First PEO ($)	Average Non-PEO ($)
Total Reported in 2023 Summary Compensation Table (SCT)	8,962,889	5,882,538
Less, Value of Stock Awards Reported in SCT	(4,699,989)	(3,194,999)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	5,938,380	3,248,521
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	(67,486)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	399,648
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(431,697)	(99,893)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	806,694	285,791
Actual Compensation Actually Paid for Fiscal Year 2023	9,769,583	6,168,329

(9)
2022 compensation “Actually Paid” to the first PEO, second PEO, and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2022 Compensation “Actually Paid”	First PEO ($)	Second PEO ($)	Average Non-PEO ($)
Total Reported in 2022 Summary Compensation Table (SCT)	9,034,094	4,427,865	3,420,060
Less, Value of Stock Awards Reported in SCT	(7,549,993)	(3,920,000)	(1,891,344)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	—	4,226,216	972,774
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	—	(2,905,529)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	67,135
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	143,079	(23,493)	(389,692)(a)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	(58,654,169)	—	(2,929,173)(a)
Total Adjustments	(66,061,083)	282,723	(7,075,829)
Actual Compensation Actually Paid for Fiscal Year 2022	(57,026,989)	4,710,588	(3,655,769)

(a)
In the 2023 Proxy, a Non-PEO stock award was incorrectly classified as a Prior Year award that Vested in Fiscal 2022 instead of a Prior Year award that failed to vest in Fiscal 2022. This classification has been corrected in the Average Non-PEO column and restated in the footnotes shown here. There is no impact to total adjustments or Compensation Actually Paid for Fiscal Year 2022.

(10)
2021 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2021 Compensation “Actually Paid”	First PEO ($)	Average Non-PEO ($)
Total Reported in 2021 Summary Compensation Table (SCT)	12,924,834	4,016,239
Less, Value of Stock Awards Reported in SCT	(7,250,011)	(1,375,046)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	14,444,589	2,739,579
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	12,179,438	2,675,545
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	1,928,652	418,902
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	21,302,668	4,458,980
Actual Compensation Actually Paid for Fiscal Year 2021	34,227,502	8,475,219

(11)
2020 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2020 Compensation “Actually Paid”	First PEO ($)	Average Non-PEO ($)
Total Reported in 2020 Summary Compensation Table (SCT)	12,855,375	3,836,246
Less, Value of Stock Awards Reported in SCT	(8,853,685)	(1,962,007)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	35,993,323	7,091,195
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	(6,205,629)	(782,823)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(2,018,897)	(537,765)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	18,915,112	3,808,600
Actual Compensation Actually Paid for Fiscal Year 2020	31,770,487	7,644,846

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following unranked performance measures reflect the Company’s most important performance measures in effect for 2023, as further described and defined in the Compensation Discussion and Analysis.
Most important Performance Measures for 2023
■ Operating Income
■ Net Sales
■ Merchandise Sales
■ Operating Margin
■ Operating Cash Flow

Total Shareholder Return Amount	$ 75.08	82.19	148.59	106.88
Peer Group Total Shareholder Return Amount	174.14	123.99	149.72	141.39
Net Income (Loss)	$ 317,000,000	$ (19,000,000)	$ 938,000,000	$ (163,000,000)
Company Selected Measure Amount	16,586,000,000	17,161,000,000	18,471,000,000	15,031,000,000
PEO Name	Mr. Kingsbury
Share Price	$ 26.4	$ 31.49	$ 60.16	$ 44.06	$ 42.75
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Non-GAAP Measure Description
(7)
Net Sales is the financial measure that the Company believes to be the most important measure (that is not otherwise required to be disclosed in the table) it used in the most recent fiscal year to determine compensation.

Measure:: 3
Pay vs Performance Disclosure
Name	Merchandise Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Cash Flow
Mr. Kingsbury [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,962,889	$ 4,427,865
PEO Actually Paid Compensation Amount	9,769,583	4,710,588
Ms. Gass [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		9,034,094	12,924,834	12,855,375
PEO Actually Paid Compensation Amount		(57,026,989)	34,227,502	31,770,487
PEO | Mr. Kingsbury [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	806,694	282,723
PEO | Mr. Kingsbury [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,699,989)	(3,920,000)
PEO | Mr. Kingsbury [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,938,380	4,226,216
PEO | Mr. Kingsbury [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kingsbury [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kingsbury [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(431,697)	(23,493)
PEO | Mr. Kingsbury [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Gass [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(66,061,083)	21,302,668	18,915,112
PEO | Ms. Gass [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,549,993)	(7,250,011)	(8,853,685)
PEO | Ms. Gass [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,444,589	35,993,323
PEO | Ms. Gass [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,179,438	(6,205,629)
PEO | Ms. Gass [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Gass [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		143,079	1,928,652	(2,018,897)
PEO | Ms. Gass [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(58,654,169)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	285,791	(7,075,829)	4,458,980	3,808,600
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,194,999)	(1,891,344)	(1,375,046)	(1,962,007)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,248,521	972,774	2,739,579	7,091,195
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,486)	(2,905,529)	2,675,545	(782,823)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	399,648	67,135
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,893)	(389,692)	418,902	(537,765)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,929,173)